Share-Based Compensation - Stock Option Activity (Details) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Shares outstanding, beginning of period	5,058,363	2,339,601
Shares granted	0	0
Shares forfeited	0	(60,678)
Shares exercised	(42,600)	0
Shares outstanding, end of period	5,015,763	2,278,923.000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price, beginning of period (USD per share)	$ 8.48	$ 5.89
Weighted Average Exercise Price, Exercised, (USD per share)	$ 0.00	$ 0.00
Weighted Average Exercise Price, Forfeited, (USD per share)	$ 0.00	$ 3.67
Weighted Average Exercise Price, Granted, (USD per share)	$ 3.67	$ 0.00
Weighted Average Exercise Price, end of period (USD per share)	$ 8.52	$ 5.95